Financial instruments - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	R$ 530,655	R$ (550,581)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(5,492)	650,845
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(712)	89,327
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	536,859	(1,290,753)
Zero cost collar (R$ x U.S.$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	9,922	645,759
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(15,388)	(68,695)
NDF (CNY x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(26)	73,781
Swap VLSFO/other | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(712)	89,327
Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	408,373	(1,635,058)
Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(321,139)	(59,243)
Swap IPCA to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(16,455)
Swap Pre-Fixed to US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement		(221,462)
Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	1,504
Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	212,326	19,074
Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	R$ 252,250	R$ 603,737